SHARE CAPITAL	3 Months Ended
Mar. 31, 2022
Share Capital [Abstract]
SHARE CAPITAL	5.SHARE CAPITAL Authorized: Unlimited number of no par value common shares. 111,202,690 common shares issued and outstanding as of March 31, 2022 (111,202,690 as of December 31, 2021)